FINANCIAL RISK MANAGEMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Financial Risk Management
FINANCIAL RISK MANAGEMENT

26 FINANCIAL RISK MANAGEMENT

26.1 Market risk factors

The Group’s activities expose it to a variety of market risks: foreign currency risk, interest rate risk and liquidation risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The risks are minimized by the financial management policies and practices described below.

26.1.2 Foreign currency risk

The Group operates primarily in USD and HKD, albeit there is an increasing exposure to GBP. Given USD and HKD are pegged within a range, the Group had a reduced exposure to foreign currency risk during the year. Given the increasing exposure to other currencies, the Group is formalizing a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Group monitors its foreign currency exposure closely and will consider hedging significant foreign currency exposure to manage the risk. The material balance sheet items are denominated in USD and as such no sensitivity analysis on the impact of foreign exchange movements has been performed.

26.1.3 Interest rate risk

The Group has minimal interest rate risk because there are no significant borrowings at variable interest rates. The Group currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated. The Group’s cash flow interest rate risk relates primarily to variable-rate bank balances. The exposure to the interest rate risk for variable rate bank balances is insignificant as the bank balances have a short maturity period.

26.2 Credit risk

The Group has exposure to credit risk arising from deposits in banks as well as trade receivables. Credit risk is managed on a Group basis.

The amount of the Group’s maximum exposure to credit risk is the amount of the Group’s carrying value of the related financial assets and liabilities as of the end of the reporting period.

26.2.1 Deposits with bank

With respect to the Group’s deposit with bank, the Group limits its exposure to credit risk by placing deposits with financial institution with high credit rating and no recent history of default. Given the high credit ratings of the banks, management does not expect any counterparty to fail to meet its obligations. Management will continue to monitor the position and will take appropriate action if their ratings are changed. As at 30 September 2024 and 31 March 2024, the Group had a concentration of deposits with one bank but does have additional banking relationships to mitigate any concentration risk.

26.3 Liquidity risk

26.3.1 Financing arrangement

The Group monitors its cash position on a regular basis and manages cash and cash equivalents to finance the Group’s operations. The Group has been primarily financed via the proceeds from the issuance of equity, issuance of convertible loan notes and access to a shareholder loan.

As of 30 September 2024, the Group’s current liabilities exceeded its current assets by $9,838,966   and the Group was in net liabilities of $15,846,601. Despite the need for the Group to raise additional capital and/or reduced expenses as necessary based on the future cash flow projections over the coming 12 months, as mentioned in note 2.1, management believe that the Group will be able to raise finances and management is   able to control or reduce cash outflows by reducing cost base of the Group in order to meet its financial obligations as and when they fall due within the next twelve months from the end of the reporting period.

26.3.2 Maturities of financial liabilities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At 30 September 2024
Accounts payable	898,627	-	898,627
Other payables and accruals	1,072,227	-	1,072,227
Tax payables	8,917	-	8,917
Deferred revenue	374,711	-	374,711
Amount due to related companies	34,579	-	34,579
Loans from immediate holding company	2,383,673	-	2,383,673
Lease liabilities	122,076	148,232	270,308
Preferred shares	-	6,189,000	6,189,000
Convertible loan notes	5,681,066	-	5,681,066
	10,575,876	6,337,232	16,913,108

At 31 March 2024
Accounts payable	788,798	-	788,798
Other payables and accruals	596,870	-	596,870
Tax payables	8,917		8,917
Deferred revenue	322,826	-	322,826
Amount due to related companies	34,579		34,579
Amount due to immediate holding company	5,345,929	-	5,345,929
Loans from immediate holding company	1,930,993	-	1,930,993
Loan from a related company	1,140,931	-	1,140,931
Lease liabilities	122,076	243,280	365,356
Preferred shares	-	9,359,000	9,359,000
Convertible loan notes	3,975,534	114,808	4,090,342
	14,267,453	9,717,088	23,984,541

26.4 Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maximize the return to the shareholders through the optimization of the debt and equity balance.

The Group manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may issue new shares or other instruments. No changes were made in the objectives, policies or processes for managing capital during the six months ended 30 September 2024 and during year   ended 31 March 2024.

26.5 Fair values measurements

26.5.1 Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of financial instruments in the unaudited interim condensed consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments and non-financial assets into the three levels prescribed under the accounting standards. An explanation of each level is set out in Note 3. There is no transfer between level 1, 2 or 3 during both reporting periods.

Fair value measurements using level 3	At 30 September 2024	At 31 March 2024
	USD	USD
Recurring fair value
Preferred shares	6,189,000	9,359,000
Convertible loan notes	5,017,000	3,743,000
	11,206,000	13,102,000

26.5.2 Valuation techniques used to determine fair values

Below lists the valuation techniques and key inputs used by the Group to value its Level 3 financial instruments. There has been no change in valuation technique during the year ended 30 September 2023 and 31 March 2023.

Financial instruments	Amount as at 30 September 2024	Amount as at 31 March 2024	Valuation techniques and key inputs
Preferred shares (Note 1)	$6,189,000	$9,359,000

The Discounted Cash Flows (“DCF”) method was used to determine the total equity value of the Group by capturing the present value of the expected cash flows.

Equity allocation model was then used to allocate the total equity value of the Group to different classes of shares of the Company.

Convertible loan notes (Note 2)	$5,017,000	$3,743,000	Binomial Option Pricing Model

Notes:

1.	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A 1% (31 March 2024: 1%) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.4 million (31 March 2024: $0.9 million) while a 1% (31 March 2024: 1%) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $0.5 million (31 March 2024: $1.1 million). A 1% (31 March 2024: 1%) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.3 million (31 March 2024: $0.6 million) while a 1% (31 March 2024: 1%) decrease in the revenue growth rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.3 million (31 March 2024: $0.6 million).

2.	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.

26.5.3 Reconciliation of Level 3 fair value measurements

	At 30 September 2024	At 31 March 2024
	USD	USD
At the beginning of the reporting period	13,102,000	16,729,000
Additions	1,369,648	100,000
Fair value adjustments	(3,265,648)	(3,727,000)
At the end of the reporting period	11,206,000	13,102,000

26.5.4 Financial assets and financial liabilities measured at amortized cost

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At 30 September 2024	At 31 March 2024
	USD	USD
Financial assets
Trade receivables	84,764	182,334
Other receivables	381,256	184,018
Contract assets	87,382	69,354
Cash and cash equivalents	100,822	76,620
	654,224	512,326
Financial liabilities
Trade payables	898,627	788,798
Other payables	11,609	11,057
Tax payables	8,917	8,917
Amount due to related companies	34,579	34,579
Amount due to immediate holding company	-	5,345,929
Loans from immediate holding company	2,383,673	1,930,993
Loan from a related company	-	1,140,931
Lease liabilities	270,308	365,356
	3,607,713	9,626,560

26 FINANCIAL RISK MANAGEMENT

26.1 Market risk factors

The Group’s activities expose it to a variety of market risks: foreign currency risk, interest rate risk and liquidation risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The risks are minimized by the financial management policies and practices described below.

26.1.2 Foreign currency risk

The Group operates primarily in USD and HKD, albeit there is an increasing exposure to GBP and Euro. Given USD and HKD are pegged within a range, the Group had a reduced exposure to foreign currency risk during the year. Given the increasing exposure to other currencies, the Group will formalize a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Group monitors its foreign currency exposure closely and will consider hedging significant foreign currency exposure to manage the risk. The material balance sheet items are denominated in USD and as such no sensitivity analysis on the impact of foreign exchange movements has been performed.

26.1.3 Interest rate risk

The Group has minimal interest rate risk because there are no significant borrowings at variable interest rates. The Group currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated. The Group’s cash flow interest rate risk relates primarily to variable-rate bank balances. The exposure to the interest rate risk for variable rate bank balances is insignificant as the bank balances have a short maturity period.

26.2 Credit risk

The Group has exposure to credit risk arising from deposits in banks as well as trade receivables. Credit risk is managed on a Group basis.

The amount of the Group’s maximum exposure to credit risk is the amount of the Group’s carrying value of the related financial assets and liabilities as of the end of the reporting period.

26.2.1 Deposits with bank

With respect to the Group’s deposit with bank, the Group limits its exposure to credit risk by placing deposits with financial institution with high credit rating and no recent history of default. Given the high credit ratings of the banks, management does not expect any counterparty to fail to meet its obligations. Management will continue to monitor the position and will take appropriate action if their ratings are changed. As at 31 March 2024 and 2023, the Group had a concentration of deposits with one bank but does have additional banking relationships to mitigate any concentration risk.

Despite the Group having a banking relationship with Signature Bank, the collapse of the bank in March 2023 did not significantly affect the Group’s finances. This is due to the fact that the Group had a minimal bank balance held at Signature Bank.

26.3 Liquidity risk

26.3.1 Financing arrangement

The Group monitors its cash position on a regular basis and manages cash and cash equivalents to finance the Group’s operations. The Group has been primarily financed via the proceeds from the issuance of equity, issuance of convertible loan notes and access to a shareholder loan.

As of 31 March 2024, the Group’s current liabilities exceeded its current assets by $13,720,318 and the Group was in net liabilities of $23,009,868. Despite the need for the Group to raise additional capital and/or reduced expenses as necessary based on the future cash flow projections over the coming 12 months, as mentioned in note 2.1, management believe that the Group will be able to raise finances and management is able to control or reduce cash outflows by reducing cost base of the Group in order to meet its financial obligations as and when they fall due within the next twelve months from the end of the reporting period.

26.3.2 Maturities of financial liabilities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At 31 March 2024
Accounts payable	788,798	-	788,798
Other payables and accruals	596,870	-	596,870
Tax payables	8,917	-	8,917
Deferred revenue	322,826	-	322,826
Due to a related company	34,579	-	34,579
Due to immediate holding company	5,345,929	-	5,345,929
Loan from immediate holding company	1,930,993	-	1,930,993
Loan from a related company	1,140,931	-	1,140,931
Lease liabilities	122,076	243,280	365,356
Preferred shares	-	9,359,000	9,359,000
Convertible loan notes	3,975,534	114,808	4,090,342
	14,267,453	9,717,088	23,984,541

At 31 March 2023
Accounts payable	187,584	-	187,584
Other payables and accruals	349,197	-	349,197
Deferred revenue	335,666	-	335,666
Amount due to immediate holding company	506	-	506
Loan from immediate holding company	2,328,926	-	2,328,926
Loan from a related company	-	1,060,712	1,060,712
Preferred shares	-	13,460,000	13,460,000
Convertible loan notes	-	3,349,822	3,349,822
	3,201,879	17,870,534	21,072,413

26.4 Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maximize the return to the shareholders through the optimization of the debt and equity balance.

The Group manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may issue new shares or other instruments. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 March 2024 and 2023.

26.5 Fair values measurements

26.5.1 Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of financial instruments in the combined financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments and non-financial assets into the three levels prescribed under the accounting standards. An explanation of each level is set out in Note 3. There is no transfer between level 1, 2 or 3 during both years.

Fair value measurements using level 3	At 31 March 2024	At 31 March 2023
	USD	USD
Recurring fair value
Preferred shares	9,359,000	13,460,000
Convertible loan notes	3,743,000	3,269,000

26.5.2 Valuation techniques used to determine fair values

Below lists the valuation techniques and key inputs used by the Group to value its Level 3 financial instruments. There has been no change in valuation technique during the year ended 31 March 2024 and 2023.

Financial instruments	Amount as at 31 March 2024	Amount as at 31 March 2023	Valuation techniques and key inputs
Preferred shares (Note 1)	$9,359,000	$13,460,000	The Discounted Cash Flows (“DCF”) method was used to determine the total equity value of the Group by capturing the present value of the expected cash flows.

			Equity allocation model was then used to allocate the total equity value of the Group to different classes of shares of the Company.

Convertible loan notes (Note 2)	$3,743,000	$3,269,000	Binomial Option Pricing Model

Notes:

1.	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A 1% (2023: 1%) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.9 million (2023: $1.4 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $1.1 million (2023: $1.6 million). A 1% (2023: 1%) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.6 million (2023: $1.1 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.6 million (2023: $1.1 million).

2.	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.

26.5.3 Reconciliation of Level 3 fair value measurements

	At 31 March 2024	At 31 March 2023
	USD	USD
At 1 April	16,729,000	11,619,000
Additions	100,000	3,250,000
Fair value adjustments	(3,727,000)	1,860,000
At 31 March	13,102,000	16,729,000

26.5.4 Financial assets and financial liabilities measured at amortized cost

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At 31 March 2024	At 31 March 2023
	USD	USD
Financial assets
Trade receivables	182,334	289,788
Other receivables	184,018	142
Contract assets	69,354	26,989
Due from a related company	-	41,532
Cash and cash equivalents	76,620	1,183,176
	512,326	1,541,627
Financial liabilities
Trade payables	788,798	187,584
Other payables	11,057	5,081
Tax payables	8,917	-
Due to related companies	34,579	-
Due to immediate holding company	5,345,929	506
Loan from a related company	1,930,993	2,328,926
Loans from immediate holding company	1,140,931	1,060,713
Lease liabilities	365,356	-
	9,626,560	3,582,809